CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Preferred Stock [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 25			$ 28,188	$ (29)		$ (26,472)	$ 1,712
Balance, shares at Dec. 31, 2017	3,118,884	[1]
Stock-based compensation				90				90
Issuance of ordinary shares	$ 2			186				188
Issuance of ordinary shares, shares	175,439	[1]
Issuance of preferred shares			$ 10	1,343				1,353
Issuance of preferred shares, shares			1,315,789
Effect of adoption of new accounting standard							230	230
Other comprehensive income (loss):
Net loss							(1,170)	(1,170)
Balance at Dec. 31, 2018	$ 27		$ 10	29,807	(29)		(27,412)	$ 2,403
Balance, shares at Dec. 31, 2018	3,294,323	[1]	1,315,789					3,294,323
Stock-based compensation				47				$ 47
Issuance of ordinary shares	$ 3			(3)
Issuance of ordinary shares, shares	318,085	[1]
Issuance of preferred shares			$ 6	784				790
Issuance of preferred shares, shares		[1]	692,983
Other comprehensive income (loss):
Net loss							(135)	(135)
Balance at Dec. 31, 2019	$ 30		$ 16	30,635	(29)		(27,547)	$ 3,105
Balance, shares at Dec. 31, 2019	3,612,408	[1]	2,008,772					3,612,408
Stock-based compensation				21				$ 21
Conversion of preferred shares into ordinary shares	$ 6		$ (6)
Conversion of preferred shares into ordinary shares, shares	800,000		(800,000)
Issuance of ordinary shares	$ 1			(1)				0
Issuance of ordinary shares, shares	12,583
Issuance of preferred shares			$ 5	705				710
Issuance of preferred shares, shares			622,807
Other comprehensive income (loss):
Net loss							(1,815)	(1,815)
Balance at Dec. 31, 2020	$ 37		$ 15	$ 31,360	$ (29)		$ (29,362)	$ 2,021
Balance, shares at Dec. 31, 2020	4,424,991		1,831,579					4,424,991

[1]	Historical stock information was adjusted to retroactively reflect the one for three Ordinary share reverse split implemented in September 2017.